Summary of Material Accounting Policies	3 Months Ended
Mar. 31, 2025
Summary of Material Accounting Policies
Summary of Material Accounting Policies
3.
Summary of Material Accounting Policies

The significant accounting policies as disclosed in the Company’s consolidated financial statements for the six month fiscal period ended December 31, 2024 have been applied consistently in the preparation of these condensed consolidated interim financial statements, with the exception of the change in presentation currency as discussed above.